Shareholders' Deficit - Additional Information (Detail) - USD ($)				2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 19, 2022	Dec. 13, 2021	Nov. 05, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Shareholders Deficit [Line Items]
Preferred Stock, Shares Authorized					1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued				0	0	0
Preferred Stock, Shares Outstanding				0	0	0
Temporary Equity, Shares Outstanding				0	75,000,000	75,000,000
Stockholders' Equity Note, Stock Split		one and one-quarter
Offering and formation cost				$ 5,000		$ 1,628,308
Founder Shares [Member]
Shareholders Deficit [Line Items]
Stock Conversion Basis					one vote	one vote
Stockholders' Equity Note, Stock Split		one and one-quarter
Founder Shares [Member] | Sponsor [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares, Outstanding	18,750,000
Common Class A [Member]
Shareholders Deficit [Line Items]
Preferred Stock, Shares Authorized						1,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Preferred Stock, Shares Issued						0
Preferred Stock, Shares Outstanding						0
Common Stock, Shares Authorized					400,000,000	400,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Stock Conversion Basis					one vote	one vote
Temporary Equity, Shares Outstanding					75,000,000	75,000,000
Temporary Equity, Shares Issued					75,000,000	75,000,000
Percentage of ownership held by initial shareholders	20.00%
Common Stock, Shares, Issued				0	0	0
Common Stock, Shares, Outstanding				0	0	0
Common Class B [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares Authorized					80,000,000	80,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Percentage of ownership held by initial shareholders		20.00%
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	2,812,500	2,812,500	2,812,500
Common Stock, Shares, Issued		4,312,500	17,250,000	21,562,500	18,750,000	18,750,000
Common Stock, Shares, Outstanding			17,250,000	21,562,500	18,750,000	18,750,000
Offering and formation cost			$ 25,000
Common Class B [Member] | Sponsor [Member]
Shareholders Deficit [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited			2,812,500
Common Stock, Shares, Outstanding		21,562,500
Common Class B [Member] | Founder Shares [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares Authorized					80,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		21,562,500
Stockholders' Equity Note, Stock Split		80,000,000